Financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of September 30, 2025 and their allocation to the fair value hierarchy:

	2025
	Level 1	Level 2	Total

Assets
Derivative financial instruments	1,052	13,990	15,042
Short-term investment (1)	25,464	—	25,464
Total assets	26,516	13,990	40,506
Liabilities
Derivative financial instruments	(495)	(4,582)	(5,077)
Total liabilities	(495)	(4,582)	(5,077)

(1) It includes US$ 1,442 of BOPREAL (Bonos para la Reconstrucción de una Argentina Libre), US$ 8,522 LELINK (Letras Dollar Linked), US$ 4,575 BONCAP (Bono Capitalizable en Pesos) and US$ 6,236 of LECAPs (Letras del Tesoro Nacional Capitalizables en Pesos).

Schedule of Fair Value Measurement of Assets and Liabilities
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	-	-	1	855

OTC	Quoted price	-	-	1	(232)

NDF	Quoted price	Foreign-exchange curve	Present value method	1	(66)

Interest-rate swaps	Theoretical price	Money market interest-rate curve.	Present value method	2	9,408

Public securities	Quoted price	-	-	1	25,464